DIVESTITURES - Components of Assets Held for Sale (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Current assets held for sale:
Current assets held for sale	$ 0	$ 261
Non-current assets held for sale:
Non-current assets held for sale	12	2,132
Held For Sale
Current assets held for sale:
Cash	0	1
Trade receivables	0	86
Inventories	0	147
Other	0	27
Current assets held for sale	0	261
Non-current assets held for sale:
Identifiable intangible assets	12	680
Goodwill	0	1,355
Other	0	97
Non-current assets held for sale	$ 12	$ 2,132